Intangible Assets and Goodwill, Net (Tables)	12 Months Ended
Dec. 31, 2019
Intangible Assets and Goodwill, Net
Schedule of changes in intangible assets

	2019						2018
			Accumulated						Accumulated
	Cost		Amortization		Carrying Value		Cost		Amortization		Carrying Value
Intangible assets and goodwill with indefinite useful lives:
Trademarks	Ps.	175,444	Ps.	—	Ps.	175,444	Ps.	479,409	Ps.	—	Ps.	479,409
Concessions		15,166,067		—		15,166,067		15,166,067		—		15,166,067
Goodwill		14,113,626		—		14,113,626		14,113,626		—		14,113,626
		29,455,137		—		29,455,137		29,759,102		—		29,759,102
Intangible assets with finite useful lives:
Trademarks		2,127,697		(1,899,187)		228,510		1,891,306		(1,569,786)		321,520
Concessions		553,505		(332,103)		221,402		553,505		(221,402)		332,103
Licenses		10,858,388		(6,843,169)		4,015,219		9,065,582		(5,934,647)		3,130,935
Subscriber lists		8,782,852		(6,632,419)		2,150,433		8,785,423		(6,108,251)		2,677,172
Payments for renewal of concessions		5,821,828		—		5,821,828		5,993,891		(15,454)		5,978,437
Other intangible assets		5,198,960		(3,762,535)		1,436,425		4,099,750		(3,235,503)		864,247
		33,343,230		(19,469,413)		13,873,817		30,389,457		(17,085,043)		13,304,414
	Ps.	62,798,367	Ps.	(19,469,413)	Ps.	43,328,954	Ps.	60,148,559	Ps.	(17,085,043)	Ps.	43,063,516

Schedule of changes in net carrying amount of goodwill, indefinite-lived trademarks and concessions

							Foreign
	Balance as of						Currency						Balance as of
	January 1,						Translation		Impairment				December 31,
	2019		Acquisitions		Retirements		Adjustments		Adjustments		Transfers		2019
Goodwill:
Cable	Ps.	13,794,684	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	13,794,684
Content		241,973		—		—		—		—		—		241,973
Other Businesses		76,969		—		—		—		—		—		76,969
	Ps.	14,113,626	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	14,113,626

Indefinite-lived trademarks (see Note 3):
Cable	Ps.	368,603	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	(236,391)	Ps.	132,212
Other Businesses		110,806		—		—		—		(67,574)		—		43,232
	Ps.	479,409	Ps.	—	Ps.	—	Ps.	—	Ps.	(67,574)	Ps.	(236,391)	Ps.	175,444

Indefinite-lived concessions (see Note 3):
Cable	Ps.	15,070,025	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	15,070,025
Sky		96,042		—		—		—		—		—		96,042
	Ps.	15,166,067	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	15,166,067

							Foreign
	Balance as of						Currency						Balance as of
	January 1,						Translation		Impairment				December 31,
	2018		Acquisitions		Retirements		Adjustments		Adjustments		Transfers		2018
Goodwill:
Cable	Ps.	13,793,684	Ps.	1,000	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	13,794,684
Content		241,973		—		—		—		—		—		241,973
Other Businesses		76,969		—		—		—		—		—		76,969
	Ps.	14,112,626	Ps.	1,000	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	14,113,626

Indefinite-lived trademarks (see Note 3):
Cable	Ps.	368,603	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	368,603
Other Businesses		246,544		—		—		12		(135,750)		—		110,806
	Ps.	615,147	Ps.	—	Ps.	—	Ps.	12	Ps.	(135,750)	Ps.	—	Ps.	479,409

Indefinite-lived concessions (see Note 3):
Cable	Ps.	15,070,025	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	15,070,025
Sky		96,042		—		—		—		—		—		96,042
	Ps.	15,166,067	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	15,166,067

Schedule of fair value calculations of goodwill and intangible assets

	Cable		Other Businesses
	Minimum	Maximum	Minimum	Maximum
Long-term growth rate	3.50%	3.50%	3.50%	3.50%
Discount rate	10.90%	11.20%	14.60%	15.60%

The key assumptions used for fair value calculations of goodwill and intangible assets in 2018, were as follows (see Note 15):

	Cable		Other Businesses
	Minimum	Maximum	Minimum	Maximum
Long-term growth rate	3.50%	3.50%	1.00%	5.90%
Discount rate	11.00%	11.50%	14.30%	14.60%

Schedule of intangible assets amortization expense

	Year ended
	December 31,
2020	Ps.	110,701
2021		110,701

Intangible Assets with Finite Useful Lives
Intangible Assets and Goodwill, Net
Schedule of changes in intangible assets

	2019
									Payments for		Other
							Subscriber		Renewal of		Intangible
	Trademarks		Concessions		Licenses		Lists		Concessions		Assets		Total
Cost:
Balance at beginning of period	Ps.	1,891,306	Ps.	553,505	Ps.	9,065,582	Ps.	8,785,423	Ps.	5,993,891	Ps.	4,099,750	Ps.	30,389,457
Additions		—		—		913,108		—		67,285		1,126,357		2,106,750
Transfers from property, plant and equipment		—		—		1,487,056		—		—		—		1,487,056
Retirements		—		—		(526,166)		—		(239,348)		(90,324)		(855,838)
Transfers and reclassifications		236,391		—		(68,641)		1,162		—		67,479		236,391
Effect of translation		—		—		(12,551)		(3,733)		—		(4,302)		(20,586)
Balance at end of period		2,127,697		553,505		10,858,388		8,782,852		5,821,828		5,198,960		33,343,230
Amortization:
Balance at beginning of period		(1,569,786)		(221,402)		(5,934,647)		(6,108,251)		(15,454)		(3,235,503)		(17,085,043)
Amortization of the year		(329,401)		(110,701)		(1,490,841)		(530,013)		(7,773)		(31,917)		(2,500,646)
Other amortization of the year (1)		—		—		—		—		—		(531,426)		(531,426)
Retirements		—		—		529,403		—		23,227		79,108		631,738
Reclassifications		—		—		44,824		2,112		—		(46,936)		—
Effect of translation		—		—		8,092		3,733		—		4,139		15,964
Balance at end of period		(1,899,187)		(332,103)		(6,843,169)		(6,632,419)		—		(3,762,535)		(19,469,413)
	Ps.	228,510	Ps.	221,402	Ps.	4,015,219	Ps.	2,150,433	Ps.	5,821,828	Ps.	1,436,425	Ps.	13,873,817

	2018
									Payments for		Other
							Subscriber		Renewal of		Intangible
	Trademarks		Concessions		Licenses		Lists		Concessions		Assets		Total
Cost:
Balance at beginning of period	Ps.	1,891,306	Ps.	553,505	Ps.	7,470,669	Ps.	6,203,875	Ps.	244,692	Ps.	3,696,000	Ps.	20,060,047
Additions		—		—		895,187		—		5,754,543		428,448		7,078,178
Transfers from property, plant and equipment		—		—		702,562		—		—		—		702,562
Acquisition of Axtel		—		—		—		2,581,713		—		—		2,581,713
Retirements		—		—		(2,625)		—		(5,344)		(24,563)		(32,532)
Effect of translation		—		—		(211)		(165)		—		(135)		(511)
Balance at end of period		1,891,306		553,505		9,065,582		8,785,423		5,993,891		4,099,750		30,389,457
Amortization:
Balance at beginning of period		(1,096,959)		(110,701)		(4,672,961)		(5,404,722)		(7,703)		(2,774,407)		(14,067,453)
Amortization of the year		(472,827)		(110,701)		(1,264,172)		(703,694)		(8,140)		(40,125)		(2,599,659)
Other amortization of the year (1)		—		—		—		—		—		(444,679)		(444,679)
Retirements		—		—		2,320		—		389		23,365		26,074
Effect of translation		—		—		166		165		—		343		674
Balance at end of period		(1,569,786)		(221,402)		(5,934,647)		(6,108,251)		(15,454)		(3,235,503)		(17,085,043)
	Ps.	321,520	Ps.	332,103	Ps.	3,130,935	Ps.	2,677,172	Ps.	5,978,437	Ps.	864,247	Ps.	13,304,414
(1)	Other amortization of the year relates primarily to amortization of soccer player rights, which is included in consolidated cost of sales.

Intangible Assets with Indefinite Useful Lives
Intangible Assets and Goodwill, Net
Schedule of changes in intangible assets

	2019
	Trademarks		Concessions		Goodwill		Total
Cost:
Balance at beginning of period	Ps.	479,409	Ps.	15,166,067	Ps.	14,113,626	Ps.	29,759,102
Impairment adjustments		(67,574)		—		—		(67,574)
Transfers and reclassifications		(236,391)		—		—		(236,391)
Balance at end of period	Ps.	175,444	Ps.	15,166,067	Ps.	14,113,626	Ps.	29,455,137

	2018
	Trademarks		Concessions		Goodwill		Total
Cost:
Balance at beginning of period	Ps.	615,147	Ps.	15,166,067	Ps.	14,112,626	Ps.	29,893,840
Additions		—		—		1,000		1,000
Impairment adjustments		(135,750)		—		—		(135,750)
Effect of translation		12		—		—		12
Balance at end of period	Ps.	479,409	Ps.	15,166,067	Ps.	14,113,626	Ps.	29,759,102